Expense Example - FidelityGrowthIncomePortfolio-AMCIZPro - FidelityGrowthIncomePortfolio-AMCIZPro - Fidelity Growth & Income Portfolio	Jan. 29, 2025 USD ($)
Fidelity Advisor Growth & Income Portfolio - Class C
Expense Example:
1 year	$ 261
3 years	499
5 years	860
10 years	1,677
Fidelity Advisor Growth & Income Portfolio - Class M
Expense Example:
1 year	456
3 years	681
5 years	925
10 years	1,621
Fidelity Advisor Growth & Income Portfolio - Class I
Expense Example:
1 year	59
3 years	186
5 years	324
10 years	726
Fidelity Advisor Growth & Income Portfolio - Class Z
Expense Example:
1 year	47
3 years	148
5 years	258
10 years	579
Fidelity Advisor Growth & Income Portfolio - Class A
Expense Example:
1 year	655
3 years	825
5 years	1,009
10 years	$ 1,541